Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
October 31, 2025
ASE-NPRT3-1225
1.884778.121
Common Stocks - 97.7%
	Shares	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	23,800	1,563,422
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	48,700	1,943,617
UNITED STATES - 97.7%
Communication Services - 9.5%
Entertainment - 2.3%
Liberty Media Corp-Liberty Formula One Class C (b)	52,100	5,202,185
Netflix Inc (b)	39,510	44,206,159
ROBLOX Corp Class A (b)	97,200	11,053,584
Spotify Technology SA (b)	28,270	18,525,896
Walt Disney Co/The	175,187	19,729,560
Warner Bros Discovery Inc (b)	466,700	10,477,415
		109,194,799
Interactive Media & Services - 7.0%
Alphabet Inc Class C	808,520	227,857,106
Meta Platforms Inc Class A	167,640	108,689,394
		336,546,500
Media - 0.2%
Magnite Inc (b)	180,900	3,234,492
News Corp Class A	174,700	4,629,550
		7,864,042
TOTAL COMMUNICATION SERVICES		453,605,341

Consumer Discretionary - 10.4%
Automobile Components - 0.1%
American Axle & Manufacturing Holdings Inc (b)(c)	475,900	2,950,580
Aptiv PLC	5,700	462,270
		3,412,850
Automobiles - 1.8%
General Motors Co	100,800	6,964,272
Tesla Inc (b)	172,700	78,847,912
		85,812,184
Broadline Retail - 4.1%
Amazon.com Inc (b)	795,556	194,290,686
Etsy Inc (b)	7,200	446,400
		194,737,086
Distributors - 0.2%
Genuine Parts Co	57,900	7,371,249
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	7,700	2,083,928
Service Corp International/US	10,300	860,153
		2,944,081
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	73,200	9,262,728
Booking Holdings Inc	1,400	7,108,836
Caesars Entertainment Inc (b)(c)	364,100	7,318,410
Cava Group Inc (b)(c)	64,200	3,449,466
Chipotle Mexican Grill Inc (b)	280,600	8,892,214
Churchill Downs Inc	4,700	466,240
Domino's Pizza Inc	19,100	7,610,586
DoorDash Inc Class A (b)	8,500	2,162,145
DraftKings Inc Class A (b)	280,500	8,580,495
Hilton Grand Vacations Inc (b)	70,900	2,938,805
Marriott International Inc/MD Class A1	16,800	4,377,744
McDonald's Corp	19,900	5,938,757
Royal Caribbean Cruises Ltd	12,200	3,499,326
Starbucks Corp	24,900	2,013,663
Wyndham Hotels & Resorts Inc (c)	176,900	12,989,767
Yum! Brands Inc	25,400	3,510,534
		90,119,716
Household Durables - 0.1%
Lennar Corp Class A	4,900	606,473
PulteGroup Inc	42,700	5,118,449
		5,724,922
Specialty Retail - 1.9%
Burlington Stores Inc (b)	5,100	1,395,309
Carvana Co Class A (b)	3,500	1,072,890
Dick's Sporting Goods Inc	18,000	3,986,100
Floor & Decor Holdings Inc Class A (b)	66,100	4,129,928
Home Depot Inc/The	76,279	28,954,746
Lithia Motors Inc Class A	24,200	7,600,736
Lowe's Cos Inc	113,300	26,980,129
Murphy USA Inc	9,900	3,546,180
Ross Stores Inc	86,200	13,698,904
		91,364,922
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica Inc (b)	8,000	1,364,320
NIKE Inc Class B	150,000	9,688,500
PVH Corp	64,400	5,044,452
		16,097,272
TOTAL CONSUMER DISCRETIONARY		497,584,282

Consumer Staples - 4.2%
Beverages - 1.3%
Brown-Forman Corp Class B	86,600	2,358,118
Coca-Cola Co/The	436,638	30,084,358
Constellation Brands Inc Class A	30,342	3,986,332
Keurig Dr Pepper Inc	401,245	10,897,814
PepsiCo Inc	84,120	12,289,091
Primo Brands Corp Class A	35,900	788,723
		60,404,436
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	31,205	28,441,797
Dollar Tree Inc (b)	22,100	2,190,552
Kroger Co/The (c)	78,500	4,994,955
Performance Food Group Co (b)	6,300	609,462
Target Corp	30,400	2,818,688
US Foods Holding Corp (b)	74,254	5,392,325
Walmart Inc	311,659	31,533,658
		75,981,437
Food Products - 0.2%
Darling Ingredients Inc (b)	128,058	4,104,259
Freshpet Inc (b)	19,400	954,674
Mondelez International Inc	101,451	5,829,374
		10,888,307
Household Products - 0.8%
Procter & Gamble Co/The	239,106	35,954,369
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	19,263	1,862,539
Kenvue Inc	204,692	2,941,425
		4,803,964
Tobacco - 0.3%
Philip Morris International Inc	104,487	15,080,609
TOTAL CONSUMER STAPLES		203,113,122

Energy - 2.9%
Energy Equipment & Services - 0.1%
SLB Ltd	96,400	3,476,184
Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp	107,900	17,017,988
ConocoPhillips	314,900	27,982,014
Exxon Mobil Corp	507,824	58,074,753
Marathon Petroleum Corp	12,200	2,377,902
Murphy Oil Corp (c)	337,700	9,556,910
Valero Energy Corp	110,200	18,685,512
		133,695,079
TOTAL ENERGY		137,171,263

Financials - 12.8%
Banks - 4.6%
Bank of America Corp	1,130,962	60,449,919
Citigroup Inc	256,900	26,005,987
Comerica Inc	133,700	10,228,050
First Horizon Corp	472,500	10,092,600
JPMorgan Chase & Co	65,638	20,421,295
KeyCorp	292,519	5,145,408
M&T Bank Corp	39,214	7,210,278
US Bancorp	801,773	37,426,764
Wells Fargo & Co	499,048	43,402,205
		220,382,506
Capital Markets - 3.6%
Bank of New York Mellon Corp/The	157,482	16,997,032
Blackrock Inc	25,553	27,669,044
Cboe Global Markets Inc	31,676	7,780,893
Charles Schwab Corp/The	248,500	23,488,220
Coinbase Global Inc Class A (b)	18,800	6,463,064
DigitalBridge Group Inc Class A	94,100	1,113,203
Goldman Sachs Group Inc/The	25,700	20,286,809
Intercontinental Exchange Inc	76,600	11,205,814
KKR & Co Inc Class A	122,900	14,542,757
MarketAxess Holdings Inc	66,334	10,617,420
Northern Trust Corp	79,078	10,174,966
State Street Corp	119,800	13,856,068
Tradeweb Markets Inc Class A	26,925	2,837,626
Virtu Financial Inc Class A	128,882	4,490,249
		171,523,165
Consumer Finance - 0.2%
SLM Corp	289,448	7,771,679
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	42,500	3,054,899
Apollo Global Management Inc	114,734	14,262,584
Block Inc Class A (b)	81,182	6,164,961
Mastercard Inc Class A	109,577	60,485,408
UWM Holdings Corp Class A	706,311	3,976,531
Voya Financial Inc	106,723	7,946,595
		95,890,978
Insurance - 2.4%
American Financial Group Inc/OH	62,000	8,164,160
Arch Capital Group Ltd	63,744	5,501,745
Arthur J Gallagher & Co	48,265	12,041,635
Baldwin Insurance Group Inc/The Class A (b)	191,200	4,225,520
Brighthouse Financial Inc (b)	60,900	3,475,563
Chubb Ltd	72,228	20,002,822
Hartford Insurance Group Inc/The	143,147	17,775,994
Marsh & McLennan Cos Inc	62,305	11,099,636
Reinsurance Group of America Inc	24,938	4,550,187
Travelers Companies Inc/The	59,000	15,848,580
Unum Group	71,940	5,281,835
Willis Towers Watson PLC	27,500	8,610,250
		116,577,927
TOTAL FINANCIALS		612,146,255

Health Care - 8.7%
Biotechnology - 2.2%
AbbVie Inc	177,500	38,702,100
Alnylam Pharmaceuticals Inc (b)	37,100	16,919,084
Avidity Biosciences Inc (b)	66,600	4,652,010
Disc Medicine Inc (b)	13,900	1,198,458
Exact Sciences Corp (b)	87,500	5,660,375
Gilead Sciences Inc	245,100	29,360,529
Insmed Inc (b)	19,900	3,773,040
Nuvalent Inc Class A (b)	25,200	2,502,864
Soleno Therapeutics Inc (b)	25,100	1,685,716
Ultragenyx Pharmaceutical Inc (b)	52,100	1,802,660
		106,256,836
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	160,600	19,853,372
Boston Scientific Corp (b)	255,910	25,775,255
Edwards Lifesciences Corp (b)	157,400	12,977,630
Insulet Corp (b)	26,800	8,388,668
Intuitive Surgical Inc (b)	21,500	11,487,020
Masimo Corp (b)	31,400	4,416,410
Penumbra Inc (b)	33,100	7,525,947
ResMed Inc (c)	34,900	8,616,112
Stryker Corp	41,400	14,748,336
		113,788,750
Health Care Providers & Services - 1.3%
Cencora Inc (c)	59,100	19,964,571
CVS Health Corp	208,300	16,278,645
HealthEquity Inc (b)	22,700	2,146,966
Tenet Healthcare Corp (b)	59,600	12,306,804
UnitedHealth Group Inc	32,431	11,077,132
		61,774,118
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	40,100	11,677,120
Life Sciences Tools & Services - 0.9%
Danaher Corp	101,100	21,774,918
IQVIA Holdings Inc (b)	55,100	11,926,946
Repligen Corp (b)	32,800	4,889,168
Thermo Fisher Scientific Inc	7,900	4,482,381
		43,073,413
Pharmaceuticals - 1.7%
Amylyx Pharmaceuticals Inc (b)	98,500	1,372,105
Elanco Animal Health Inc (b)	638,300	14,138,345
Eli Lilly & Co	69,166	59,680,575
Johnson & Johnson	33,500	6,327,145
		81,518,170
TOTAL HEALTH CARE		418,088,407

Industrials - 8.9%
Aerospace & Defense - 2.7%
Boeing Co (b)	110,595	22,231,807
GE Aerospace	166,989	51,591,252
Howmet Aerospace Inc	90,100	18,556,095
Lockheed Martin Corp	19,300	9,493,284
Northrop Grumman Corp	13,600	7,934,920
Rocket Lab Corp (c)	29,000	1,826,420
TransDigm Group Inc	11,100	14,524,461
		126,158,239
Building Products - 0.8%
Trane Technologies PLC	86,900	38,987,685
Commercial Services & Supplies - 0.1%
Cintas Corp	23,400	4,288,518
Construction & Engineering - 0.3%
MasTec Inc (b)	2,100	428,736
Quanta Services Inc	30,500	13,698,465
		14,127,201
Electrical Equipment - 1.5%
AMETEK Inc	118,100	23,869,191
Eaton Corp PLC	26,600	10,149,496
GE Vernova Inc	42,317	24,761,369
Hubbell Inc	16,400	7,708,000
NEXTracker Inc Class A (b)	5,600	566,832
Vertiv Holdings Co Class A	36,700	7,077,962
		74,132,850
Ground Transportation - 0.9%
CSX Corp	214,500	7,726,290
Old Dominion Freight Line Inc	70,300	9,871,526
Uber Technologies Inc (b)	199,900	19,290,350
Union Pacific Corp	21,400	4,715,918
		41,604,084
Industrial Conglomerates - 0.1%
Honeywell International Inc	34,600	6,966,018
Machinery - 2.2%
Caterpillar Inc	38,300	22,109,058
Cummins Inc	38,800	16,981,984
Dover Corp	82,500	14,970,450
Ingersoll Rand Inc	174,000	13,281,420
Parker-Hannifin Corp	38,700	29,908,521
Westinghouse Air Brake Technologies Corp	47,000	9,608,680
		106,860,113
Professional Services - 0.1%
Verisk Analytics Inc	16,200	3,543,912
Trading Companies & Distributors - 0.2%
United Rentals Inc	10,000	8,711,800
TOTAL INDUSTRIALS		425,380,420

Information Technology - 34.2%
Electronic Equipment, Instruments & Components - 1.3%
Flex Ltd (b)	565,361	35,346,370
Jabil Inc	115,600	25,534,884
		60,881,254
IT Services - 1.0%
IBM Corporation	158,600	48,755,226
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices Inc (b)	233,000	59,675,960
Astera Labs Inc (b)	119,716	22,348,583
Broadcom Inc	462,100	170,806,023
First Solar Inc (b)	6,800	1,815,192
Marvell Technology Inc	15,100	1,415,474
NVIDIA Corp	2,136,300	432,579,388
		688,640,620
Software - 11.5%
AppLovin Corp Class A (b)	77,300	49,265,609
Datadog Inc Class A (b)	204,700	33,327,207
Microsoft Corp	671,800	347,864,758
Oracle Corp	232,800	61,135,608
Palantir Technologies Inc Class A (b)	166,800	33,438,396
Samsara Inc Class A (b)	487,400	19,578,858
Strategy Inc Class A (b)	15,300	4,123,503
		548,733,939
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	1,051,736	284,357,862
TOTAL INFORMATION TECHNOLOGY		1,631,368,901

Materials - 2.0%
Chemicals - 1.0%
Air Products and Chemicals Inc	18,177	4,409,558
Balchem Corp	12,600	1,932,714
Chemours Co/The	63,100	844,909
Corteva Inc	70,700	4,343,808
Ecolab Inc	32,700	8,384,280
Element Solutions Inc	95,100	2,541,072
Linde PLC	37,786	15,805,884
LyondellBasell Industries NV Class A1	45,300	2,102,826
Mosaic Co/The	205,100	5,629,995
Olin Corp	45,400	939,780
Sherwin-Williams Co/The	7,900	2,725,026
Solstice Advanced Materials Inc	8,650	389,856
		50,049,708
Construction Materials - 0.3%
CRH PLC	24,800	2,953,680
James Hardie Industries PLC (b)	247,000	5,169,710
Martin Marietta Materials Inc	5,139	3,150,721
Vulcan Materials Co	11,300	3,271,350
		14,545,461
Containers & Packaging - 0.2%
AptarGroup Inc	7,000	812,069
Avery Dennison Corp	9,600	1,678,944
Crown Holdings Inc	18,900	1,836,702
International Paper Co (c)	84,300	3,257,352
		7,585,067
Metals & Mining - 0.5%
Alcoa Corp (c)	59,200	2,177,968
Freeport-McMoRan Inc	193,234	8,057,858
Newmont Corp	110,200	8,922,894
Nucor Corp	25,100	3,766,255
		22,924,975
TOTAL MATERIALS		95,105,211

Real Estate - 2.0%
Health Care REITs - 0.3%
CareTrust REIT Inc	28,300	980,595
Ventas Inc	52,400	3,866,596
Welltower Inc	62,000	11,224,480
		16,071,671
Industrial REITs - 0.2%
Americold Realty Trust Inc	46,300	596,807
Prologis Inc	50,400	6,254,136
Terreno Realty Corp	51,900	2,965,047
		9,815,990
Office REITs - 0.1%
COPT Defense Properties	65,000	1,831,050
Kilroy Realty Corp	66,000	2,788,500
Vornado Realty Trust	63,300	2,401,602
		7,021,152
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	7,800	1,188,954
CoStar Group Inc (b)	12,000	825,720
Jones Lang LaSalle Inc (b)	11,600	3,539,044
		5,553,718
Residential REITs - 0.3%
Camden Property Trust	30,800	3,063,984
Invitation Homes Inc	201,900	5,683,485
Sun Communities Inc	29,100	3,684,060
		12,431,529
Retail REITs - 0.2%
Curbline Properties Corp	80,950	1,866,707
Macerich Co/The	79,400	1,361,710
NNN REIT Inc	77,400	3,131,604
Tanger Inc	101,700	3,311,352
		9,671,373
Specialized REITs - 0.8%
American Tower Corp	57,200	10,237,656
CubeSmart	95,500	3,597,485
Digital Realty Trust Inc	27,450	4,677,755
Equinix Inc	8,000	6,768,080
Extra Space Storage Inc	8,234	1,099,568
Four Corners Property Trust Inc	41,100	971,604
Iron Mountain Inc	39,300	4,045,935
Public Storage Operating Co	12,500	3,482,000
SBA Communications Corp Class A	3,900	746,772
		35,626,855
TOTAL REAL ESTATE		96,192,288

Utilities - 2.1%
Electric Utilities - 1.5%
Alliant Energy Corp	13,900	928,798
American Electric Power Co Inc	19,300	2,321,018
Constellation Energy Corp	29,388	11,079,276
Duke Energy Corp	69,800	8,676,140
Entergy Corp	55,600	5,342,604
Evergy Inc	48,500	3,725,285
Exelon Corp	121,200	5,589,744
FirstEnergy Corp	14,800	678,284
NextEra Energy Inc	174,314	14,189,160
NRG Energy Inc	30,307	5,208,561
PG&E Corp	231,293	3,691,436
PPL Corp	111,600	4,075,632
Southern Co/The	38,000	3,573,520
Xcel Energy Inc	61,200	4,967,604
		74,047,062
Gas Utilities - 0.0%
UGI Corp	15,900	531,537
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	46,300	642,181
Talen Energy Corp (b)	4,700	1,878,966
Vistra Corp	35,200	6,628,160
		9,149,307
Multi-Utilities - 0.4%
Ameren Corp	40,500	4,131,810
CenterPoint Energy Inc	97,400	3,724,576
NiSource Inc	72,500	3,052,975
Sempra	83,188	7,648,305
		18,557,666
TOTAL UTILITIES		102,285,572

TOTAL UNITED STATES		4,672,041,062
TOTAL COMMON STOCKS (Cost $2,284,637,786)		4,675,548,101

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (b)(d)(e) (Cost $935,371)	37,900	987,674

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $1,258,308)	69,906	514,508

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026 (g)	3.83	250,000	247,746
US Treasury Bills 0% 11/28/2025 (g)	4.09	550,000	548,524
US Treasury Bills 0% 12/11/2025 (g)	3.94 to 3.98	490,000	487,994
US Treasury Bills 0% 12/26/2025 (g)	3.88 to 3.93	2,980,000	2,962,846
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,246,252)			4,247,110

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	110,231,626	110,253,672
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	25,455,067	25,457,613
TOTAL MONEY MARKET FUNDS (Cost $135,710,164)			135,711,285

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,426,787,881)	4,817,008,678
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(28,361,378)
NET ASSETS - 100.0%	4,788,647,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	198	12/19/2025	68,052,600	2,134,012	2,134,012

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $987,674 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,247,110.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $19,036,150.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Skyryse Inc Series B	10/21/2021	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,196,575	544,691,388	509,634,063	2,332,859	(228)	-	110,253,672	110,231,626	0.2%
Fidelity Securities Lending Cash Central Fund	538,350	174,985,331	150,066,068	7,350	-	-	25,457,613	25,455,067	0.1%
Total	75,734,925	719,676,719	659,700,131	2,340,209	(228)	-	135,711,285

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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